As filed with the Securities and Exchange Commission on August 4, 2009

Registrations Nos.
333-145824
811-09203

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☑

Pre-Effective Amendment No.	☐

Post-Effective Amendment No. 6	☑

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☑

Amendment No. 114	☑

(Check appropriate box or boxes)

SEPARATE ACCOUNT A

(Exact Name of Registrant)

PACIFIC LIFE & ANNUITY COMPANY

(Name of Depositor)

700 Newport Center Drive
Newport Beach, California 92660
(Address of Depositor’s Principal Executive Offices) (Zip Code)

(949) 219-3943
(Depositor’s Telephone Number, including Area Code)

Brandon J. Cage
Assistant Vice President
Pacific Life & Annuity Company
700 Newport Center Drive
Newport Beach, California 92660
(Name and address of agent for service)

Approximate Date of Proposed Public Offering:

It is proposed that this filing will become effective (check appropriate box)

☐	immediately upon filing pursuant to paragraph (b) of Rule 485

☑	on September 1, 2009 pursuant to paragraph (b) of Rule 485

☐	60 days after filing pursuant to paragraph (a)(1) of Rule 485

☐	on ___________, pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:

☐	This post-effective amendment designates a new date for a previously filed post-effective amendment.

Title of securities being registered: Interests in the Separate Account under Pacific Journey individual flexible premium deferred variable annuity contracts.

Filing fee: None

SEPARATE ACCOUNT A
FORM N-4
CROSS REFERENCE SHEET

PART A

Item No.		Prospectus Heading
1.	Cover Page	Cover Page

2.	Definitions	TERMS USED IN THIS PROSPECTUS

3.	Synopsis	AN OVERVIEW OF PACIFIC JOURNEY

4.	Condensed Financial Information	FINANCIAL HIGHLIGHTS; ADDITIONAL INFORMATION — Financial Statements;

5.	General Description of Registrant, Depositor and Portfolio Companies	AN OVERVIEW OF PACIFIC JOURNEY; PACIFIC LIFE & ANNUITY COMPANY, PACIFIC LIFE AND THE SEPARATE ACCOUNT — Pacific Life & Annuity Company (PL&A); — Pacific Life, — Separate Account A; YOUR INVESTMENT OPTIONS — Your Variable Investment Options; ADDITIONAL INFORMATION — Voting Rights

6.	Deductions	AN OVERVIEW OF PACIFIC JOURNEY; CHARGES, FEES AND DEDUCTIONS; WITHDRAWALS — Optional Withdrawal; ADDITIONAL INFORMATION — Distribution Arrangements

7.	General Description of Variable Annuity Contracts	AN OVERVIEW OF PACIFIC JOURNEY; PURCHASING YOUR CONTRACT — How to Apply for your Contract; HOW YOUR INVESTMENTS ARE ALLOCATED; ANNUITIZATION — Choosing Your Annuity Option, — Your Annuity Payments; DEATH BENEFITS AND OPTIONAL DEATH BENEFIT RIDERS — Death Benefits; ADDITIONAL INFORMATION — Voting Rights, — Changes to Your Contract, — Changes to All Contracts, — Inquiries and Submitting Forms and Requests, — Timing of Payments and Transactions, — Replacement of Life Insurance or Annuities

8.	Annuity Period	ANNUITIZATION

9.	Death Benefit	DEATH BENEFITS AND OPTIONAL DEATH BENEFIT RIDERS

10.	Purchases and Contract Value	AN OVERVIEW OF PACIFIC JOURNEY; PURCHASING YOUR CONTRACT; HOW YOUR INVESTMENTS ARE ALLOCATED; PACIFIC LIFE & ANNUITY COMPANY, PACIFIC LIFE AND THE SEPARATE ACCOUNT — Pacific Life & Annuity Company, Pacific Life; THE GENERAL ACCOUNT — Withdrawals and Transfers

11.	Redemptions	AN OVERVIEW OF PACIFIC JOURNEY; CHARGES, FEES AND DEDUCTIONS; WITHDRAWALS; ADDITIONAL INFORMATION — Timing of Payments and Transactions; THE GENERAL ACCOUNT — Withdrawals and Transfers

12.	Taxes	CHARGES, FEES AND DEDUCTIONS — Premium Taxes; WITHDRAWALS — Optional Withdrawals, — Tax Consequences of Withdrawals; FEDERAL TAX ISSUES

13.	Legal Proceedings	Not Applicable

14.	Table of Contents of the Statement of Additional Information	CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION

PART B

Statement of Additional
Item No.		Information Heading
15.	Cover Page	Cover Page

16.	Table of Contents	TABLE OF CONTENTS

17.	General Information and History	Not Applicable

18.	Services	Not Applicable

19.	Purchase of Securities Being Offered	THE CONTRACTS AND THE SEPARATE ACCOUNT — Calculating Subaccount Unit Values, — Systematic Transfer Programs

20.	Underwriters	DISTRIBUTION OF THE CONTRACTS — Pacific Select Distributors, Inc. (PSD)

21.	Calculation of Performance Data	PERFORMANCE

22.	Annuity Payments	THE CONTRACTS AND THE SEPARATE ACCOUNT — Variable Annuity Payment Amounts

23.	Financial Statements	FINANCIAL STATEMENTS

PART C

Information required to be included in Part C is set forth under the appropriate Item, so numbered, in Part C to this Registration Statement.

PROSPECTUS
(Included in Registrant’s Form N-4/B, File No. 333-145824, Accession No. 0000892569-09-000488, filed on April 24, 2009, and incorporated by reference herein.)

STATEMENT OF ADDITIONAL INFORMATION
(Included in Registrant’s Form N-4/B, File No. 333-145824, Accession No. 0000892569-09-000488, filed on April 24, 2009, and incorporated by reference herein.)

Supplement dated September 1, 2009 to the Prospectus dated May 1, 2009 for the
Pacific Journey variable annuity contract issued by Pacific Life & Annuity Company

Capitalized terms used in this supplement are defined in the Prospectus referred to above unless otherwise defined herein. “We,” “us,” or “our” refer to Pacific Life & Annuity Company; “you” or “your” refer to the Contract Owner.

This supplement must be preceded or accompanied by the Prospectus dated May 1, 2009, as supplemented. The changes in this supplement are effective September 1, 2009, unless otherwise noted below.

Effective October 1, 2009, all references in the Prospectus to the current or annual charge percentage for the following optional living benefit riders will change to the following:

Flexible Lifetime Income Plus (Single)	1.50%
Flexible Lifetime Income Plus (Joint)	1.75%
Income Access	0.75%
Guaranteed Protection Advantage 3 (GPA 3)	0.95%

On November 20, 2009, there will be a Class Conversion concerning the GE Investments Total Return Fund.

The Board of Directors of the GE Investments Total Return Fund approved the conversion of the GE Investments Total Return Class 4 shares into GE Investments Total Return Class 3 shares (“the Conversion”). The Conversion will take place on November 20, 2009. The transfer of Account Value from Class 4 to Class 3 on the Conversion date will not count as a transfer in relation to the limitations outlined in the HOW YOUR INVESTMENTS ARE ALLOCATED — Transfers and Market-timing Restrictions — Transfers subsection.

Any systematic transfers, systematic withdrawals or systematic Purchase Payments involving the GE Investments Total Return Class 4 Investment Option will be carried over to the GE Investments Total Return Fund Class 3 Investment Option, unless you instruct us otherwise.

All references in the Prospectus to the GE Investments Total Return Fund Class 4 Investment Option will be changed to GE Investments Total Return Fund Class 3.

The portfolio manager of the Floating Rate Loan portfolio is going to change.

The manager of the Floating Rate Loan portfolio is expected to change during the third quarter of 2009 from Highland Capital Management, L.P. to Highland Funds Asset Management, L.P. All references to the Floating Rate Loan portfolio manager in the Prospectus will be changed accordingly.

PART II

Part C: OTHER INFORMATION

     Item 24. Financial Statements and Exhibits

(a)	Financial Statements

Part A: None

Part B:

(1)	Registrant’s Financial Statements

Audited Financial Statements Dated as of December 31, 2008 and for each of the periods presented which are incorporated by reference from the 2008 Annual Report include the following for Separate Account A:

Statements of Assets and Liabilities Statements of Operations Statements of Changes in Net Assets Notes to Financial Statements Report of Independent Registered Public Accounting Firm

(2)	Depositor’s Financial Statements

Audited Financial Statements dated as of December 31, 2008 and 2007, and for each of the three years in the period ended December 31, 2008, included in Part B include the following for Pacific Life & Annuity Company:

Independent Auditors’ Report Statements of Financial Condition Statements of Operations Statements of Stockholder’s Equity Statements of Cash Flows Notes to Financial Statements
(b)	Exhibits

1.	(a)	Minutes of Action of Board of Directors of PM Group Life Insurance Company (PM Group) (PL&A) dated July 1, 1998.[1]

2.	Not applicable

3.	(a)	Distribution Agreement between Pacific Life & Annuity Company (PL&A) and Pacific Select Distributors, Inc. (PSD)[1]

	(b)	Form of Selling Agreement between Pacific Life & Annuity Company (PL&A), PSD and Various Broker-Dealers[4]

4.	(a)	Form of Individual Flexible Premium Deferred Variable Annuity Contract (Form No. 10-2136)[6]

	(b)	Form of Qualified Retirement Plan Rider (Form No. 20-24200)[1]

	(c)	(1) Form of 403(b) Tax-Sheltered Annuity Rider (Form No. 20-25200)[1]

(2) 403(b) Tax-Sheltered Annuity Rider (Form No. 20-2156)[10]

	(d)	Individual Retirement Annuity Rider (Form No. 20-28900)[1]

	(e)	Roth Individual Retirement Annuity Rider (Form No. 20-29000)[1]

	(f)	SIMPLE Individual Retirement Annuity Rider (Form No. 20-29100)[1]

	(g)	Form of Stepped-Up Death Benefit Rider (Form No. 20-23500)[1]

	(h)	Form of Guaranteed Protection Advantage 5 (GPA 5) Rider (Form No. 20-295-1)[1]

	(i)	Guaranteed Income Annuity (GIA) Rider (Form No. 20-2118)[3]

	(j)	(1) Form of 5% Guaranteed Withdrawal Benefit Rider (Form No. 20-2131)[5]

(2) Form of Excess Withdrawal Endorsement (Form No. 15-2152)[9]

	(k)	(1) Form of Joint Life 5% Guaranteed Withdrawal Benefit Rider (Form No. 20-2135)[5]

(2) Form of Excess Withdrawal Endorsement (Form No. 15-2152B)[9]

	(l)	Form of Guaranteed Protection Advantage 3 Rider (Form No. 20-2144)[8]

	(m)	(1) Form of Guaranteed Withdrawal Benefit II Rider (Form No. 20-2146)[8]

(2) Form of Excess Withdrawal Endorsement (Form No. 15-2152)[9]

	(n)	Form of Guaranteed Withdrawal Benefit III Rider (Form No. 20-2153)[9]

	(o)	Form of Guaranteed Withdrawal Benefit Rider (Form No. 20-2154)[9]

	(p)	Form of Joint Life Guaranteed Withdrawal Benefit Rider (Form No. 20-2155)[9]

	(q)	Form of Income Access Rider (Form No. 20-2104)[10]

	(r)	Form of Core Withdrawal Benefit (Form No. 20-2162)[11]

	(s)	DCA Plus Fixed Option Rider (Form No. 20-2103)

5.	(a)	Form of Variable Annuity Application[7]

	(b)	Portfolio Optimization Enrollment/Rider Request Form (Form No. N2150-6B)[4]

6.	(a)	Articles of Incorporation of PM Group Life[1]

	(b)	Amended and Restated Articles of Incorporation of PL&A1

	(c)	By-laws of Pacific Life & Annuity Company[1]

7.	Not applicable

8.	(a)	Pacific Select Fund Participation Agreement and Addendums thereto (to add the Strategic Value and Focused 30 Portfolios, add nine new Portfolios, and add the Equity Income and Research Portfolios)[1]

	(b)	Administrative Agreement Between Pacific Life & Annuity Company (PL&A) and Pacific Life Insurance Company (“Pacific Life”)[1]

	(c)	Fund Participation Agreement Between Pacific Life & Annuity Company, Pacific Select Distributors, Inc., American Funds Insurance Series, American Funds Distributors, and Capital Research and Management Company.[2]

	(d)	Form of Exhibit B to the Pacific Select Fund Participation Agreement (to add International Small-Cap and Diversified Bond)[4]

	(e)	Form of AllianceBernstein Variable Products Series Fund, Inc. Participation Agreement[9]

	(f)	Form of BlackRock Variable Series Fund, Inc. Participation Agreement[9]

	(g)	Form of Franklin Templeton Variable Insurance Products Trust Participation Agreement[9]

	(h)	Form of AllianceBernstein Investments, Inc. Administrative Services Agreement[9]

	(i)	Form of BlackRock Distributors, Inc. Administrative Services Agreement[9]

	(j)	Form of Franklin Templeton Services, LLC Administrative Services Agreement[9]

	(k)	Form of AIM Variable Insurance Funds Participation Agreement[10]

	(l)	Form of Invesco Aim Distributors, Inc. Distribution Services Agreement[10]

	(m)	Form of Invesco Aim Advisors, Inc. Administrative Services Agreement[10]

	(n)	Form of GE Investments Funds, Inc. Participation Agreement[10]

	(o)	Form of GE Investment Distributors, Inc. Distribution and Services Agreement[10]

	(p)	Form of Van Kampen Life Investment Trust Participation Agreement[10]

	(q)	Form of Van Kampen Funds, Inc. Shareholder Service Agreement[10]

	(r)	Form of Van Kampen Asset Management Administrative Services Letter Agreement[10]

9.	Opinion and Consent of legal officer of Pacific Life & Annuity Company as to the legality of Contracts being registered.[6]

10.	Consent of Independent Registered Public Accounting Firm and Consent of Independent Auditors[11]

11.	Not applicable

12.	Not applicable

13.	Powers of Attorney[11]

[1]	Included in Registration Statement on Form N-4, File No. 333-122914, Accession No. 0000950137-05-002003, filed on February 18, 2005, and incorporated by reference herein.

[2]	Included in Registration Statement on Form N-4/B, File No. 333-71081, as Exhibit 8(f), Accession No. 0000892569-05-000248, filed on April 18, 2005, and incorporated by reference herein.

[3]	Included in Registration Statement on Form N-4/A, File No. 333-122914, Accession No. 0000892569-05-000913, filed on October 17, 2005, and incorporated by reference herein.

[4]	Included in Registration Statement on Form N-4/B, File No. 333-122914, Accession No. 0000892569-06-000561, filed on April 21, 2006, and incorporated by reference herein.

[5]	Included in Registration Statement on Form N-4, File No. 333-141136, Accession No. 0000892569-07-000205, filed on March 08, 2007, and incorporated by reference herein.

[6]	Included in Registration Statement on Form N-4, File No. 333-145824 Accession No. 0000892569-07-001173, filed on August 31, 2007, and incorporated by reference herein.

[7]	Included in Registrant’s Form N-4/A, File No. 333-145824, Accession No. 0000892569-07-001476, filed on November 28, 2007, and incorporated by reference herein.

[8]	Included in Registrant’s Form N-4/A, File No. 333-145824, Accession No. 0000892569-07-001591, filed on December 28, 2007, and incorporated by reference herein.

[9]	Included in Registrant’s Form N-4/B, File No. 333-145824, Accession No. 0000892569-08-001279, filed on September 11, 2008 and incorporated by reference herein.

[10]	Included in Registrant’s Form N-4/B, File No. 333-145824, Accession No. 0000892569-08-001563, filed on December 4, 2008 and incorporated by reference herein.

[11]	Included in Registrant’s Form N-4/B, File No. 333-145824, Accession No. 0000892569-09-000488 filed on April 24, 2009 and incorporated by reference herein.

Item 25. Directors and Officers of Pacific Life & Annuity Company

Name and Address	Positions and Offices with Pacific Life & Annuity Company
James T. Morris	Director, President and Chief Executive Officer

Khanh T. Tran	Director, Executive Vice President and Chief Financial Officer

Sharon A. Cheever	Director, Senior Vice President and General Counsel

Audrey L. Milfs	Director, Vice President and Secretary

Edward R. Byrd	Senior Vice President, and Chief Accounting Officer

Brian D. Klemens	Vice President and Controller

Dewey P. Bushaw	Executive Vice President

Mark W. Holmlund	Director, Executive Vice President, and Chief Investment Officer

Denis P. Kalscheur	Vice President and Treasurer

The address for each of the persons listed above is as follows:

700 Newport Center Drive
Newport Beach, California 92660

Item 26.	Persons Controlled by or Under Common Control with Pacific Life & Annuity Company or Separate Account A

The following is an explanation of the organization chart of Pacific Life & Annuity Company’s subsidiaries:

PACIFIC LIFE & ANNUITY COMPANY, SUBSIDIARIES & AFFILIATED
ENTERPRISES LEGAL STRUCTURE

Pacific Life & Annuity Company is an Arizona Stock Life Insurance Company wholly-owned by Pacific Life Insurance Company (a Nebraska Stock Life Insurance Company) which is wholly-owned by Pacific LifeCorp (a Delaware Stock Holding Company) which is, in turn, 100% owned by Pacific Mutual Holding Company (a Nebraska Mutual Insurance Holding Company).

Item 27. Number of Contractholders

Pacific Journey	0 Qualified 0 Non Qualified

Item 28. Indemnification

(a)	The Distribution Agreement between Pacific Life & Annuity Company and Pacific Select Distributors, Inc. (PSD), formerly called Pacific Mutual Distributors, Inc. (PMD) provides substantially as follows:

Pacific Life & Annuity Company hereby agrees to indemnify and hold harmless PMD and its officers and directors, and employees for any expenses (including legal expenses), losses, claims, damages, or liabilities incurred by reason of any untrue or alleged untrue statement or representation of a material fact or any omission or alleged omission to state a material fact required to be stated to make other statements not misleading, if made in reliance on any prospectus, registration statement, post-effective amendment thereof, or sales materials supplied or approved by Pacific Life & Annuity Company or the Separate Account. Pacific Life & Annuity Company shall reimburse each such person for any legal or other expenses reasonably incurred in connection with investigating or defending any such loss, liability, damage, or claim. However, in no case shall Pacific Life & Annuity Company be required to indemnify for any expenses, losses, claims, damages, or liabilities which have resulted from the willful misfeasance, bad faith, negligence, misconduct, or wrongful act of PMD.

PMD hereby agrees to indemnify and hold harmless Pacific Life & Annuity Company, its officers, directors, and employees, and the Separate Account for any expenses, losses, claims, damages, or liabilities arising out of or based upon any of the following in connection with the offer or sale of the contracts: (1) except for such statements made in reliance on any prospectus, registration statement or sales material supplied or approved by Pacific Life & Annuity Company or the Separate Account, any untrue or alleged untrue statement or representation is made; (2) any failure to deliver a currently effective prospectus; (3) the use of any unauthorized sales literature by any officer, employee or agent of PMD or Broker; (4) any willful misfeasance, bad faith, negligence, misconduct or wrongful act. PMD shall reimburse each such person for any legal or other expenses reasonably incurred in connection with investigating or defending any such loss, liability, damage, or claim.

(b)	The Form of Selling Agreement between Pacific Life & Annuity Company, Pacific Select Distributors, Inc. (PSD), formerly called Pacific Mutual Distributors, Inc. (PMD) and Various Broker-Dealers and Agency (Selling Entities) provides substantially as follows:

Pacific Life & Annuity Company and PSD agree to indemnify and hold harmless Selling Entities, their officers, directors, agents and employees, against any and all losses, claims, damages, or liabilities to which they may become subject under the Securities Act, the Exchange Act, the Investment Company Act of 1940, or other federal or state statutory law or regulation, at common law or otherwise, insofar as such losses, claims, damages or liabilities (or actions in respect thereof) arise out of or are based upon any untrue statement or alleged untrue statement of a material fact or any omission or alleged omission to state a material fact required to be stated or necessary to make the statements made not misleading in the registration statement for the Contracts or for the shares of Pacific Select Fund (the “Fund”) filed pursuant to the Securities Act, or any prospectus included as a part thereof, as from time to time amended and supplemented, or in any advertisement or sales literature provided by Pacific Life & Annuity Company and PSD.

Selling Entities agree to, jointly and severally, hold harmless and indemnify Pacific Life & Annuity Company and PSD and any of their respective affiliates, employees, officers, agents and directors (collectively, “Indemnified Persons”) against any and all claims, liabilities and expenses (including, without limitation, losses occasioned by any rescission of any Contract pursuant to a “free look” provision or by any return of initial purchase payment in connection with an incomplete application), including, without limitation, reasonable attorneys’ fees and expenses and any loss attributable to the investment experience under a Contract, that any Indemnified Person may incur from liabilities resulting or arising out of or based upon (a) any untrue or alleged untrue statement other than statements contained in the registration statement or prospectus relating to any Contract, (b)(i) any inaccurate or misleading, or allegedly inaccurate or misleading sales material used in connection with any marketing or solicitation relating to any Contract, other than sales material provided preprinted by Pacific Life & Annuity Company or PSD, and (ii) any use of any sales material that either has not been specifically approved in writing by Pacific Life & Annuity Company or PSD or that, although previously approved in writing by Pacific Life & Annuity Company or PSD, has been disapproved, in writing by either of them, for further use, or (c) any act or omission of a Subagent, director, officer or employee of Selling Entities, including, without limitation, any failure of Selling Entities or any Subagent to be registered as required as a broker/dealer under the 1934 Act, or licensed in accordance with the rules of any applicable SRO or insurance regulator.

Item 29. Principal Underwriters

(a)	PSD, formerly called PMD, also acts as principal underwriter for the Pacific Select Exec Separate Account of Pacific Life and Annuity Company, Pacific Select Fund, and the following Separate Accounts of Pacific Life Insurance Company: Pacific Select Separate Account, Pacific Select Exec Separate Account, Pacific Select Variable Annuity Separate Account, Pacific Corinthian Variable Separate Account, Separate Account B, COLI Separate Account, COLI II Separate Account, COLI III Separate Account, and Pacific Select Fund.

(b)	For information regarding PSD, reference is made to Form B-D, SEC File No. 8-15264, which is herein incorporated by reference.

(c)	PSD retains no compensation or net discounts or commissions from the Registrant.

Item 30. Location of Accounts and Records

The accounts, books and other documents required to be maintained by Registrant pursuant to Section 31(a) of the Investment Company Act of 1940 and the rules under that section will be maintained by Pacific Life Insurance Company at 700 Newport Center Drive, Newport Beach, California 92660.

Item 31. Management Services

Not applicable

Item 32. Undertakings

The registrant hereby undertakes:

(a)	to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in this registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted, unless otherwise permitted.

(b)	to include either (1) as a part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information, or (3) to deliver a Statement of Additional Information with the Prospectus.

(c)	to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

Additional Representations

     (a) The Registrant and its Depositor are relying upon American Council of Life Insurance, SEC No-Action Letter, SEC Ref. No. 1P-6-88 (November 28, 1988) with respect to annuity contracts offered as funding vehicles for retirement plans meeting the requirements of Section 403(b) of the Internal Revenue Code, and the provisions of paragraphs (1)-(4) of this letter have been complied with.

     (b) REPRESENTATION PURSUANT TO SECTION 26(f) OF THE INVESTMENT COMPANY ACT OF 1940: Pacific Life & Annuity Company and the sponsoring insurance company of the Registrant represent that the fees and charges to be deducted under the Variable Annuity Contract (“Contract”) described in the prospectus contained in this registration statement are, in the aggregate, reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed in connection with the Contract.

SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused this Post-Effective Amendment No. 6 to the Registration Statement on Form N-4 to be signed on its behalf by the undersigned thereunto duly authorized in the City of Newport Beach, and the State of California on this 4th day of August, 2009.

SEPARATE ACCOUNT A
(Registrant)

By:	PACIFIC LIFE & ANNUITY COMPANY

By:

James T. Morris*

Director, President and Chief Executive Officer

By:	PACIFIC LIFE & ANNUITY COMPANY
(Depositor)

By:

James T. Morris*

Director, President and Chief Executive Officer

     Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 6 to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

Signature		Title	Date

	James T. Morris*	Director, President and Chief Executive Officer	August 4, 2009

	Khanh T. Tran*	Director, Executive Vice President and Chief Financial Officer	August 4, 2009

	Sharon A. Cheever*	Director, Senior Vice President and General Counsel	August 4, 2009

	Audrey L. Milfs*	Director, Vice President and Secretary	August 4, 2009

	Edward R. Byrd*	Senior Vice President and Chief Accounting Officer	August 4, 2009

	Brian D. Klemens*	Vice President and Controller	August 4, 2009

	Dewey P. Bushaw*	Executive Vice President	August 4, 2009

	Denis P. Kalscheur*	Vice President and Treasurer	August 4, 2009

	Mark W. Holmlund*	Director, Executive Vice President and Chief Investment Officer	August 4, 2009

*By:	/s/ SHARON A. CHEEVER		August 4, 2009

Sharon A. Cheever
as attorney-in-fact

(Powers of Attorney are contained in Post-Effective Amendment No. 5 of the Registration Statement filed on Form N-4 for Separate Account A, File No. 333-145824 Accession No. 0000892569-09-000488 filed on April 24, 2009, as Exhibit 13.)